DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Carrying Amount and Fair Value Hedge Adjustment of Hedged Assets
The carrying amount and fair value hedge adjustment of hedged assets at the dates indicated was:

	Carrying Amount of Hedged Assets		Amount of Fair Value Hedge Adjustment Included in the Carrying Amount
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Debt securities AFS (Note 2)	$1,472,679	$2,446,611	$27,321	$78,389

Schedule of Derivatives Designated as Accounting Hedge
Derivatives designated as accounting hedges included the following as of the dates indicated:

(in thousands)	Notional Amount	Asset	Liability	Weighted Average Receive Rate	Weighted Average Pay Rate	Weighted Average Life (Years)
December 31, 2025
Fair value hedges:
Interest rate swaps	3,750,000	17,229	3,666	1.60%	3.01%	2.36
Cash flow hedges:
Pay fixed - receive variable interest rate swaps	$618,400	$158	$32	3.87%	3.49%	3.30
Pay variable - receive fixed interest rate swaps	14,300,000	62,704	22,903	3.41%	0.90%	1.22
Total	$18,668,400	$80,091	$26,601	3.06%	1.41%	1.52

December 31, 2024
Fair value hedges:
Cross-currency swaps	$18,766	$532	$137	4.97%	9.90%	2.83
Interest rate swaps	5,525,000	61,708	—	2.12%	3.45%	2.30
Cash flow hedges:
Pay fixed — receive variable interest rate swaps	$4,280,700	$33,116	$75	2.20%	3.53%	2.32
Pay variable - receive fixed interest rate swaps	11,650,000	12,700	143,872	3.02%	2.00%	1.25
Total	$21,474,466	$108,056	$144,084	2.63%	2.68%	1.73

Schedule of Other Derivative Activities
Other derivative activities included the following as of the dates indicated:

	Notional		Asset derivatives Fair value		Liability derivatives Fair value
(in thousands)	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Mortgage banking derivatives:
Total mortgage banking risk management	$626,000	$601,000	$3,685	$9,329	$14,454	$26,777

Customer-related derivatives:
Swaps receive fixed	12,310,274	15,236,535	41,553	8,817	335,711	633,072
Swaps pay fixed	12,490,883	15,631,475	341,204	648,895	41,643	9,432
Other	10,006,193	8,976,013	136,413	65,124	134,512	64,461
Total customer-related derivatives	34,807,350	39,844,023	519,170	722,836	511,866	706,965

Other derivative activities:
Foreign exchange contracts	8,106,872	7,376,101	50,101	125,642	49,066	86,461
Interest rate swap agreements	100	100	5	5	—	—
Interest rate cap agreements	741,400	1,324,775	23	23,133	—	—
Options for interest rate cap agreements	741,400	1,324,775	—	—	23	23,133
TBA MBS forwards	23,256,301	22,740,381	17,543	132,331	1,504	20,170
Forward repos	—	19,422,844	—	—	—	—
Other	32,305,734	6,746,059	955	5,793	45,804	11,120

Total	$100,585,157	$99,380,058	$591,482	$1,019,069	$622,717	$874,626

Schedule of Gains (Losses) on All Derivatives
The following Consolidated Statements of Operations line items were impacted by the Company’s derivative activities for the periods indicated:

(in thousands)		Year ended December 31,
	Line Item	2025	2024	2023

Fair value hedges:
Cross-currency swaps	Net interest income	$(822)	$(363)	$(1,259)
Interest rate swaps	Net interest income	24,636	38,743	30,695
Derivative Activity (1)
Cash flow hedges:
Pay fixed-receive variable interest rate swaps	Interest expense on borrowings	23,292	50,585	17,866
Pay variable receive-fixed interest rate swap	Interest income on loans	(141,243)	(302,689)	(445,892)
Interest rate floors	Interest income on loans	—	(46)	(436)
Other derivative activities:
Mortgage banking derivatives	Non Interest income	2,862	(7,392)	(2,467)
Customer-related derivatives	Non interest income	53,845	(56,305)	7,814
Foreign exchange	Non interest income	(14,546)	109,763	24,177
Interest rate swaps, caps, and options	Non interest income	(3)	23,331	(35,343)
	Net interest income	(615)	(3,372)	—
Other	Non interest income	(340,061)	212,277	(24,833)
(1)    Gains are disclosed as positive numbers while losses are shown as a negative number regardless of the line item being affected.

Schedule of Financial Assets Eligible for Offset	The amounts of securities financing assets or liabilities qualified for offset in the Consolidated Balance Sheets were as follows for the dates indicated.

	December 31, 2025
(in thousands)	Gross amounts of recognized assets	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of assets included on the Consolidated Balance Sheets
Securities purchased under agreements to resell	$27,629,073	$(20,395,965)	$7,233,108
Securities borrowed	1,406,559	—	1,406,559
Total	$29,035,632	$(20,395,965)	$8,639,667

	December 31, 2025
(in thousands)	Gross amounts of recognized liabilities	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of liabilities included on the Consolidated Balance Sheets
Securities sold under agreements to repurchase	$39,855,048	$(20,395,965)	$19,459,083
Securities lending	1,311	—	1,311
Total	$39,856,359	$(20,395,965)	$19,460,394
(1) Includes financial instruments subject to enforceable master netting agreements that are permitted to be offset under ASC 210-20-45.
NOTE 13. SECURITIES FINANCING ACTIVITIES (continued)

	December 31, 2024
(in thousands)	Gross amounts of recognized assets	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of assets included on the Consolidated Balance Sheets
Securities purchased under agreements to resell	$31,858,795	$(24,707,285)	$7,151,510
Securities borrowed	980,720	—	980,720
Total	$32,839,515	$(24,707,285)	$8,132,230

	December 31, 2024
(in thousands)	Gross amounts of recognized liabilities	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of liabilities included on the Consolidated Balance Sheets
Securities sold under agreements to repurchase	$41,010,233	$(24,707,285)	$16,302,948
(1) Includes financial instruments subject to enforceable master netting agreements that are permitted to be offset under ASC 210-20-45.
Information about financial assets and liabilities that are eligible for offset on the Consolidated Balance Sheets was as follows for the dates indicated:

	Offsetting of Financial Assets
				Gross Amounts Not Offset in the Consolidated Balance Sheets
(in thousands)	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts of Assets Presented in the Consolidated Balance Sheets	Collateral Received (2)	Net Amount
December 31, 2025
Fair value hedges	$17,229	$—	$17,229	$(6,601)	$10,628
Cash flow hedges	62,862	—	62,862	(30,847)	32,015
Other derivative activities (1)	591,482	—	591,482	(40,844)	550,638
Total Derivative Assets	$671,573	$—	$671,573	$(78,292)	$593,281

December 31, 2024
Fair value hedges	$62,240	$—	$62,240	$(23,509)	$38,731
Cash flow hedges	45,816	—	45,816	(39,703)	6,113
Other derivative activities (1)	1,019,069	(5,145)	1,013,924	(238,021)	775,903
Total Derivative Assets	$1,127,125	$(5,145)	$1,121,980	$(301,233)	$820,747
(1)Includes customer-related and other derivatives.
(2)Collateral received includes cash, cash equivalents, and other financial instruments. Cash collateral received is reported in Other liabilities, as applicable, in the Consolidated Balance Sheets. Financial instruments that are pledged to the Company are not reflected in the accompanying Consolidated Balance Sheets since the Company does not control or have the ability to re-hypothecate these instruments.

Schedule of Financial Liabilities Eligible for Offset	The amounts of securities financing assets or liabilities qualified for offset in the Consolidated Balance Sheets were as follows for the dates indicated.

	December 31, 2025
(in thousands)	Gross amounts of recognized assets	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of assets included on the Consolidated Balance Sheets
Securities purchased under agreements to resell	$27,629,073	$(20,395,965)	$7,233,108
Securities borrowed	1,406,559	—	1,406,559
Total	$29,035,632	$(20,395,965)	$8,639,667

	December 31, 2025
(in thousands)	Gross amounts of recognized liabilities	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of liabilities included on the Consolidated Balance Sheets
Securities sold under agreements to repurchase	$39,855,048	$(20,395,965)	$19,459,083
Securities lending	1,311	—	1,311
Total	$39,856,359	$(20,395,965)	$19,460,394
(1) Includes financial instruments subject to enforceable master netting agreements that are permitted to be offset under ASC 210-20-45.
NOTE 13. SECURITIES FINANCING ACTIVITIES (continued)

	December 31, 2024
(in thousands)	Gross amounts of recognized assets	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of assets included on the Consolidated Balance Sheets
Securities purchased under agreements to resell	$31,858,795	$(24,707,285)	$7,151,510
Securities borrowed	980,720	—	980,720
Total	$32,839,515	$(24,707,285)	$8,132,230

	December 31, 2024
(in thousands)	Gross amounts of recognized liabilities	Gross amounts offset on the Consolidated Balance Sheets (1)	Net amounts of liabilities included on the Consolidated Balance Sheets
Securities sold under agreements to repurchase	$41,010,233	$(24,707,285)	$16,302,948
(1) Includes financial instruments subject to enforceable master netting agreements that are permitted to be offset under ASC 210-20-45.

	Offsetting of Financial Liabilities
				Gross Amounts Not Offset in the Consolidated Balance Sheets
(in thousands)	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts of Liabilities Presented in the Consolidated Balance Sheets	Collateral Pledged (2)	Net Amount
December 31, 2025
Fair value hedges	$3,666	$—	$3,666	$—	$3,666
Cash flow hedges	22,935	—	22,935	(11,334)	11,601
Other derivative activities (1)	622,717	—	622,717	(18,475)	604,242
Total Derivative Liabilities	$649,318	$—	$649,318	$(29,809)	$619,509

December 31, 2024
Fair value hedges	$137	$—	$137	$—	$137
Cash flow hedges	143,947	—	143,947	(72,891)	71,056
Other derivative activities (1)	874,626	(5,145)	869,481	(29,281)	840,200
Total Derivative Liabilities	$1,018,710	$(5,145)	$1,013,565	$(102,172)	$911,393
(1)Includes customer-related and other derivatives.
(2)Cash collateral pledged and financial instruments pledged is reported in Other assets in the Consolidated Balance Sheets. In certain instances, the Company is over-collateralized since the actual amount of collateral pledged exceeds the associated financial liability. As a result, the actual amount of collateral pledged that is reported in Other assets may be greater than the amount shown in the table above.